Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Credit Opportunities Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001600600
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2016
Prospectus Date	rr_ProspectusDate	Nov. 29, 2016